File Nos. 333-57218, 811-5626
                                                   Filed Under Rule 497(c)


                               SEPARATE ACCOUNT B

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY

                                SUPPLEMENT DATED

                   MARCH 15, 2002 TO JULY 13, 2001 PROSPECTUS

GENERAL DESCRIPTION OF GET R

Series R of the ING GET Fund (formerly known as Aetna GET Fund) (GET R) is an investment option that may be available during the accumulation phase of the contract. Golden American Life Insurance Company (the Company, we, our) makes a guarantee, as described below, when you direct money into GET R. Aeltus Investment Management, Inc. serves as investment adviser to GET R. We will offer GET R shares only during its offering period, which is scheduled to run from March 15, 2002 through the close of business on June 13, 2002. GET R may not be available under your contract, your plan or in your state. Please read the GET R prospectus for a more complete description of GET R, including its charges and expenses.

INVESTMENT OBJECTIVE OF GET R

GET R seeks to achieve maximum total return, without compromising a minimum targeted return, by participating in favorable equity market performance during the guarantee period. GET R's guarantee period runs from June 14, 2002 through June 15, 2007. During the offering period, all GET R assets will be invested in short-term instruments and during the guarantee period will be invested in a combination of fixed income and equity securities.

THE GET FUND GUARANTEE

The guarantee period for GET R will end on June 15, 2007, which is GET R's maturity date. The Company guarantees that the value of an accumulation unit of the GET R subaccount under the contract on the maturity date (as valued after the close of business on June 15, 2007) will not be less than its value as determined after the close of business on the last day of the offering period. If the value on the maturity date is lower than it was on the last day of the offering period, we will transfer funds from our general account to the GET R subaccount to make up the difference. This means that if you remain invested in GET R until the maturity date, at the maturity date you will receive no less than the value of your separate account investment directed to GET R as of the last day of the offering period, less any maintenance fees or any amounts you transfer or withdraw from the GET R subaccount. The value of dividends and distributions made by GET R throughout the guarantee period is taken into account in determining whether, for purposes of the guarantee, the value of your GET R investment on the maturity date is no less than its value as of the last day of the offering period. The guarantee does not promise that you will earn the fund's minimum targeted return referred to in the investment objective.

If you withdraw or transfer funds from GET R before the maturity date, we will process the transactions at the actual unit value next determined after we receive your order. The guarantee will not apply to these amounts or to amounts deducted as a maintenance fee, if applicable.

MATURITY DATE

Before the maturity date, we will send a notice to each contract owner who has amounts in GET R. This notice will remind you that the maturity date is approaching and that you must choose other investment options for your GET R amounts. If you do not make a choice, on the maturity date we will transfer your GET R amounts to another available series of the GET Fund that is accepting deposits. If no GET Fund

121908-SDVA                                                          March 2002
series is available, we will transfer your GET R amounts to the fund or funds designated by the Company.

The following information supplements the "Fee Table" contained in the prospectus:

MAXIMUM FEES DEDUCTED FROM INVESTMENTS IN THE SEPARATE ACCOUNT

In addition to the amounts currently listed under the heading "Fee Table" in the prospectus, we will make a daily deduction of a GET R Guarantee Charge, equal on an annual basis to the percentage shown below, from the amounts allocated to the GET R investment option:

GET R GUARANTEE CHARGE (deducted daily during the Guarantee Period)...  0.50%

MAXIMUM TOTAL SEPARATE ACCOUNT EXPENSES (including the optional
   0.50% Premium Bonus Option Charge and Get R Guarantee Charge)/1/...  2.40%/2/

The following information supplements the "Fund Expense Table" contained in the prospectus:

ING GET FUND SERIES R ANNUAL EXPENSES (As a percentage of the average net assets.)

                                                                          TOTAL FUND                    TOTAL FUND
                                                DISTRIBUTION                ANNUAL                        ANNUAL
                                                   AND/OR                  EXPENSES       TOTAL          EXPENSES
                                   INVESTMENT     SERVICE                  WITHOUT       WAIVERS          (AFTER
                                    ADVISORY      (12B-1)      OTHER      WAIVERS OR        OR           EXPENSE
     PORTFOLIO                        FEE/3/        FEE      EXPENSES/4/  REDUCTIONS    REDUCTIONS   REIMBURSEMENT)/5/
                                   ----------   ------------ -----------  ----------    ----------   -----------------
   ING GET Fund Series R              0.60%        0.25%       0.15%        1.00%         0.00%           1.00%


For more information regarding expenses paid out of assets of the fund, see the GET R prospectus.

----------------
1 If you elect the premium bonus option, the premium bonus option charge is assessed during the first seven account years. After the seventh account year, or if you do not elect the premium bonus option, the maximum total separate account expenses you would pay is 1.90%.

2 The total separate account expenses that apply to your contract may be lower. Please refer to the "Fee Table" section of your prospectus.

3 The Investment Advisory Fee will be 0.25% during the offering period and 0.60% during the guarantee period.

4 "Other Expenses" include an annual fund administrative fee of 0.075% of the average daily net assets of GET R and any additional direct fund expenses.

5 The investment adviser is contractually obligated through GET R's maturity date to waive all or a portion of its investment advisory fee and/or its administrative fee and/or to reimburse a portion of the fund's other expenses in order to ensure that GET R's Total Fund Annual Expenses do not exceed 0.75% of the fund's average daily net assets (excluding the 12b-1 fee). It is not expected that GET R's actual expenses without this waiver or reimbursement will exceed this amount.

121908-SDVA                            2                             March 2002

The following information supplements the "Hypothetical Examples" contained in the prospectus:

HYPOTHETICAL EXAMPLES--ING GET FUND SERIES R

ACCOUNT FEES YOU MAY INCUR OVER TIME. The following hypothetical examples show the fees and expenses paid over time if you invest $1,000 in the GET R investment option under the contract (until GET R's maturity date) and assume a 5% annual return on the investment./6/

----------------------------------------

>    These examples are purely                      EXAMPLE A                              EXAMPLE B
     hypothetical.                                                               If at the end of the periods
>    They should not be considered a        If you withdraw your entire          shown you (1) leave your
     representation of past or future       account value at the end of the      entire account value invested
     expenses or expected returns.          periods shown, you would pay         or (2) select an income phase
>    Actual expenses and/or returns may     the following expenses,              payment option, you would pay
     be more or less than those shown       including any applicable             the following expenses (no
     in these examples.                     early withdrawal charge:             early withdrawal charge is
                                                                                 reflected):**
----------------------------------------

                                            1 YEAR      3 YEARS    5 YEARS        1 YEAR     3 YEARS    5 YEARS
 ING GET Fund Series R                        $97        $159       $214           $34        $105        $178


6 The examples shown above reflect an annual mortality and expense risk charge of 1.25%, an annual contract administrative expense charge of 0.15%, an annual GET R guarantee charge of 0.50%, an annual premium bonus charge of 0.50%, a $30 annual maintenance fee that has been converted to a percentage of assets equal to 0.023% and all charges and expenses of the GET R Fund including the 12b-1 fee. Example A reflects an early withdrawal charge of 7% of the purchase payments at the end of year 1, 6% at the end of year 3 and 4% at the end of year 5. (The expenses that you would pay under your contract may be lower. Please refer to the "Fee Table" section of your prospectus.)

121908-SDVA                            3                             March 2002

The following information supplements "Appendix III--Description of Underlying Funds" contained in the prospectus:

ING GET FUND (SERIES R)
INVESTMENT OBJECTIVE

Seeks to achieve maximum total return without compromising a minimum targeted return (Targeted Return) by participating in favorable equity market performance during the guarantee period, from June 14, 2002 through June 15, 2007, the maturity date.

POLICIES

Prior to June 14, 2002, assets are invested entirely in short-term instruments. After that date, assets are allocated between equities and fixed income securities. Equities consist primarily of common stocks. Fixed income securities consist primarily of short- to intermediate-duration U.S. Government securities and may also consist of mortgage backed securities and corporate obligations. The investment adviser uses a proprietary computer model to determine the percentage of assets to allocate between the fixed and the equity components. As the value of the equity component declines, more assets are allocated to the fixed component.

RISKS

The principal risks of investing in Series R are those generally attributable to stock and bond investing. The success of Series R's strategy depends on the investment adviser's skill in allocating assets between the equity and fixed components and in selecting investments within each component. Because Series R invests in both stocks and bonds, it may underperform stock funds when stocks are in favor and underperform bond funds when bonds are in favor. The risks associated with investing in stocks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. The principal risk associated with investing in bonds is that interest rates may rise, which generally causes bond prices to fall. If at the inception of, or any time during, the guarantee period interest rates are low, Series R assets may be largely invested in the fixed component in order to increase the likelihood of achieving the Targeted Return at the maturity date. The effect of low interest rates on Series R would likely be more pronounced at the beginning of the guarantee period as the initial allocation of assets would include more fixed income securities. In addition, if during the guarantee period the equity markets experienced a major decline, Series R assets may become largely invested in the fixed component in order to increase the likelihood of achieving the Targeted Return at the maturity date. Use of the fixed component reduces Series R's ability to participate as fully in upward equity market movements and therefore represents some loss of opportunity, or opportunity cost, compared to a portfolio that is fully invested in equities.

Investment Adviser:  Aeltus Investment Management, Inc.

121908-SDVA                            4                             March 2002

                         CONDENSED FINANCIAL INFORMATION

    (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR THE NINE MONTH PERIOD ENDED SEPTEMBER 30, 2001 IS DERIVED FROM THE UNAUDITED INTERIM FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT. THE FINANCIAL STATEMENTS FOR THE NINE MONTH PERIOD ENDED SEPTEMBER 30, 2001 ARE INCLUDED IN THE MARCH 15, 2002 STATEMENT
OF ADDITIONAL INFORMATION.

                                                                      TABLE I               TABLE II              TABLE III
                                                                0.95% TOTAL CHARGES    1.25% TOTAL CHARGES   1.40% TOTAL CHARGES
                                                                -------------------    -------------------   -------------------
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period                                            $10.00                $10.00                 $10.00
Value at end of period                                                 $  8.67               $  8.67                $  8.66
Number of accumulation units outstanding at end of period                8,239                   955                      3
AETNA INDEX PLUS MID CAP VP
Value at beginning of period                                            $10.00                $10.00                 $10.00
Value at end of period                                                 $  8.72               $  8.71                $  8.71
Number of accumulation units outstanding at end of period                8,522                 6,355                    657
AETNA INDEX PLUS SMALL CAP VP
Value at beginning of period                                            $10.00                $10.00                 $10.00
Value at end of period                                                 $  8.64               $  8.63                $  8.63
Number of accumulation units outstanding at end of period                6,647                    83                    591
AETNA VALUE OPPORTUNITY VP
Value at beginning of period                                            $10.00                $10.00                 $10.00
Value at end of period                                                 $  8.46               $  8.45                $  8.45
Number of accumulation units outstanding at end of period                    0                     0                      0
ALLIANCE BERNSTEIN VALUE PORTFOLIO
Value at beginning of period                                            $10.00                $10.00                 $10.00
Value at end of period                                                 $  9.30               $  9.29                $  9.29
Number of accumulation units outstanding at end of period                6,285                 1,087                    706
ALLIANCE GROWTH AND INCOME PORTFOLIO
Value at beginning of period                                            $10.00                $10.00                 $10.00
Value at end of period                                                 $  8.72               $  8.71                $  8.71
Number of accumulation units outstanding at end of period                9,543                 8,345                    260
ALLIANCE PREMIER GROWTH PORTFOLIO
Value at beginning of period                                            $10.00                $10.00                 $10.00
Value at end of period                                                 $  8.37               $  8.37                $  8.37
Number of accumulation units outstanding at end of period                1,757                19,640                      0
BRINSON TACTICAL ALLOCATION PORTFOLIO
Value at beginning of period                                            $10.00                $10.00                 $10.00
Value at end of period                                                 $  8.55               $  8.55                $  8.54
Number of accumulation units outstanding at end of period                4,017                   147                      0
FIDELITY VIP EQUITY INCOME PORTFOLIO
Value at beginning of period                                            $10.00                $10.00                 $10.00
Value at end of period                                                 $  8.82               $  8.81                $  8.81
Number of accumulation units outstanding at end of period               11,145                 9,550                    857
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                                            $10.00                $10.00                 $10.00
Value at end of period                                                 $  7.98               $  7.97                $  7.97
Number of accumulation units outstanding at end of period                4,820                 6,843                      0
FIDELITY VIP II CONTRAFUND(R) PORTFOLIO
Value at beginning of period                                            $10.00                $10.00                 $10.00
Value at end of period                                                 $  9.13               $  9.12                $  9.12
Number of accumulation units outstanding at end of period                3,262                 7,572                      0
GCG TRUST -- EAGLE VALUE EQUITY SERIES
Value at beginning of period                                            $19.78                $19.40                 $19.20
Value at end of period                                                  $16.93                $16.58                 $16.42
Number of accumulation units outstanding at end of period                  937                   510                      0
GCG TRUST -- JANUS GROWTH AND INCOME SERIES
Value at beginning of period                                             $9.29                 $9.27                  $9.26
Value at end of period                                                   $8.34                 $8.31                  $8.30
Number of accumulation units outstanding at end of period                9,896                  9623                    763

121908-SDVA                            5                             March 2002

                                                                      TABLE I               TABLE II              TABLE III
                                                                0.95% TOTAL CHARGES    1.25% TOTAL CHARGES   1.40% TOTAL CHARGES
                                                                -------------------    -------------------   -------------------
GCG TRUST -- LIQUID ASSET SERIES
Value at beginning of period                                            $16.64                $16.02                 $15.72
Value at end of period                                                  $16.72                $16.09                 $15.78
Number of accumulation units outstanding at end of period                  687                 1,176                 30,696
GCG TRUST -- MFS RESEARCH SERIES
Value at beginning of period                                            $22.80                $22.33                 $22.11
Value at end of period                                                  $18.85                $18.46                 $18.26
Number of accumulation units outstanding at end of period                  558                   109                    241
GCG TRUST -- MFS TOTAL RETURN SERIES
Value at beginning of period                                            $21.21                $20.78                 $20.57
Value at end of period                                                  $20.10                $19.68                 $19.47
Number of accumulation units outstanding at end of period                3,332                 4,288                    280
GCG TRUST -- PIMCO CORE BOND SERIES
Value at beginning of period                                            $11.80                $11.56                 $11.44
Value at end of period                                                  $12.32                $12.07                 $11.94
Number of accumulation units outstanding at end of period                 10,596                 7,070                1,641
ING GET FUND
Value at beginning of period                                            $10.00                $10.00                 $10.00
Value at end of period                                                  $10.05                $10.05                 $10.04
Number of accumulation units outstanding at end of period              377,972               256,984                120,776
INVESCO VIS--FINANCIAL SERVICES FUND
Value at beginning of period                                            $10.00                $10.00                 $10.00
Value at end of period                                                 $  8.74               $  8.74                $  8.73
Number of accumulation units outstanding at end of period                4,073                 5,770                      0
INVESCO VIS--HEALTH SCIENCES FUND
Value at beginning of period                                            $10.00                $10.00                 $10.00
Value at end of period                                                 $  9.74               $  9.73                $  9.73
Number of accumulation units outstanding at end of period                3,940                   582                    248
INVESCO VIS--UTILITIES FUND
Value at beginning of period                                            $10.00                $10.00                 $10.00
Value at end of period                                                 $  7.89               $  7.89                $  7.88
Number of accumulation units outstanding at end of period                1,980                 1,325                      0
JANUS ASPEN--WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                                            $10.00                $10.00                 $10.00
Value at end of period                                                 $  8.35               $  8.34                $  8.34
Number of accumulation units outstanding at end of period               10,619                 5,656                  2,386
PILGRIM VIT WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                                             $7.57                 $7.54                  $7.52
Value at end of period                                                   $6.39                 $6.37                  $6.35
Number of accumulation units outstanding at end of period                    0                 1,294                    545
PILGRIM VP CONVERTIBLE PORTFOLIO
Value at beginning of period                                            $10.00                $10.00                 $10.00
Value at end of period                                                 $  9.83               $  9.82                $  9.82
Number of accumulation units outstanding at end of period                    0                 3,472                      0
PILGRIM VP GROWTH AND INCOME PORTFOLIO
Value at beginning of period                                            $10.00                $10.00                 $10.00
Value at end of period                                                 $  9.47               $  9.46                $  9.46
Number of accumulation units outstanding at end of period                  223                 8,148                      0
PILGRIM VP LARGECAP GROWTH PORTFOLIO
Value at beginning of period                                            $10.00                $10.00                 $10.00
Value at end of period                                                 $  8.66               $  8.66                 $ 8.65
Number of accumulation units outstanding at end of period                2,015                 1,127                      0
PILGRIM VP MAGNACAP PORTFOLIO
Value at beginning of period                                            $ 9.62                 $9.61                  $9.61
Value at end of period                                                  $ 8.62                 $8.61                  $8.60
Number of accumulation units outstanding at end of period                   96                     0                      0
PIMCO VI HIGH YIELD BOND PORTFOLIO
Value at beginning of period                                            $10.07                $ 9.97                  $9.92
Value at end of period                                                  $ 9.83                $ 9.73                  $9.68
Number of accumulation units outstanding at end of period                  751                   488                    387
PIONEER FUND VCT PORTFOLIO
Value at beginning of period                                            $10.00                $10.00                 $10.00
Value at end of period                                                 $  8.63               $  8.62                $  8.62
Number of accumulation units outstanding at end of period                  550                 4,332                    522
PIONEER SMALL COMPANY VCT PORTFOLIO
Value at beginning of period                                            $10.00                $10.00                 $10.00
Value at end of period                                                 $  8.31               $  8.30                $  8.30
Number of accumulation units outstanding at end of period                2,345                 2,740                      0
PPI  MFS CAPITAL OPPORTUNITIES PORTFOLIO
Value at beginning of period                                            $10.00                $10.00                 $10.00
Value at end of period                                                 $  7.53               $  7.53                $  7.53
Number of accumulation units outstanding at end of period                   42                 7,081                  1,204

121908-SDVA                            6                             March 2002

                                                                      TABLE I               TABLE II              TABLE III
                                                                0.95% TOTAL CHARGES    1.25% TOTAL CHARGES   1.40% TOTAL CHARGES
                                                                -------------------    -------------------   -------------------
PRUDENTIAL JENNISON PORTFOLIO
Value at beginning of period                                             $6.60                 $6.58                  $6.56
Value at end of period                                                   $5.44                 $5.41                  $5.40
Number of accumulation units outstanding at end of period                    0                     0                      0
PRUDENTIAL SP JENNISON INTERNATIONAL GROWTH PORTFOLIO
Value at beginning of period                                             $6.00                 $5.98                  $5.98
Value at end of period                                                   $5.04                 $5.03                  $5.02
Number of accumulation units outstanding at end of period                    0                     0                      0
PUTNAM GROWTH AND INCOME FUND
Value at beginning of period                                            $10.00                $10.00                 $10.00
Value at end of period                                                 $  8.93               $  8.93                $  8.92
Number of accumulation units outstanding at end of period                3,886                 1,716                      0
PUTNAM INTERNATIONAL GROWTH AND INCOME FUND
Value at beginning of period                                            $10.00                $10.00                 $10.00
Value at end of period                                                 $  8.80               $  8.79                $  8.79
Number of accumulation units outstanding at end of period                4,115                    89                  1,097
PUTNAM VOYAGER FUND II
Value at beginning of period                                            $10.00                $10.00                 $10.00
Value at end of period                                                 $  7.18               $  7.18                $  7.18
Number of accumulation units outstanding at end of period                2,560                   132                      0

121908-SDVA                            7                             March 2002

                                                                      TABLE IV               TABLE V               TABLE VI
                                                                1.45% TOTAL CHARGES    1.75% TOTAL CHARGES   1.90% TOTAL CHARGES
                                                                -------------------    -------------------   -------------------
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period                                            $10.00                $10.00                 $10.00
Value at end of period                                                 $  8.66               $  8.66                $  8.65
Number of accumulation units outstanding at end of period               15,895                 2,067                  2,208
AETNA INDEX PLUS MID CAP VP
Value at beginning of period                                            $10.00                $10.00                 $10.00
Value at end of period                                                 $  8.71               $  8.70                $  8.70
Number of accumulation units outstanding at end of period                2,354                14,345                    872
AETNA INDEX PLUS SMALL CAP VP
Value at beginning of period                                            $10.00                $10.00                 $10.00
Value at end of period                                                 $  8.63               $  8.63                $  8.62
Number of accumulation units outstanding at end of period               10,044                   649                    880
AETNA VALUE OPPORTUNITY VP
Value at beginning of period                                            $10.00                $10.00                 $10.00
Value at end of period                                                 $  8.45               $  8.45                $  8.44
Number of accumulation units outstanding at end of period                1,005                13,770                      0
ALLIANCE BERNSTEIN VALUE PORTFOLIO
Value at beginning of period                                            $10.00                $10.00                 $10.00
Value at end of period                                                 $  9.29               $  9.28                $  9.28
Number of accumulation units outstanding at end of period                5,503                13,142                    131
ALLIANCE GROWTH AND INCOME PORTFOLIO
Value at beginning of period                                            $10.00                $10.00                 $10.00
Value at end of period                                                 $  8.71               $  8.70                $  8.70
Number of accumulation units outstanding at end of period               18,597                17,006                    489
ALLIANCE PREMIER GROWTH PORTFOLIO
Value at beginning of period                                            $10.00                $10.00                 $10.00
Value at end of period                                                 $  8.36               $  8.36                $  8.36
Number of accumulation units outstanding at end of period                2,297                18,077                      0
BRINSON TACTICAL ALLOCATION PORTFOLIO
Value at beginning of period                                            $10.00                $10.00                 $10.00
Value at end of period                                                 $  8.54               $  8.54                $  8.53
Number of accumulation units outstanding at end of period                4,021                 9,728                  4,485
FIDELITY VIP EQUITY INCOME PORTFOLIO
Value at beginning of period                                            $10.00                $10.00                 $10.00
Value at end of period                                                 $  8.81               $  8.80                $  8.80
Number of accumulation units outstanding at end of period               23,780                21,647                  1,166
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                                            $10.00                $10.00                 $10.00
Value at end of period                                                 $  7.97               $  7.96                $  7.96
Number of accumulation units outstanding at end of period               11,726                 9,850                    235
FIDELITY VIP II CONTRAFUND(R) PORTFOLIO
Value at beginning of period                                            $10.00                $10.00                 $10.00
Value at end of period                                                 $  9.12               $  9.11                $  9.11
Number of accumulation units outstanding at end of period               19,943                18,908                 14,329
GCG TRUST -- EAGLE VALUE EQUITY SERIES
Value at beginning of period                                            $19.14                $18.77                 $18.58
Value at end of period                                                  $16.36                $16.03                 $15.86
Number of accumulation units outstanding at end of period                  669                     0                      0
GCG TRUST -- JANUS GROWTH AND INCOME SERIES
Value at beginning of period                                             $9.25                 $9.23                  $9.22
Value at end of period                                                   $8.30                 $8.27                  $8.26
Number of accumulation units outstanding at end of period               16,169                 1,349                  9,852
GCG TRUST -- LIQUID ASSET SERIES
Value at beginning of period                                            $15.62                $15.04                 $14.76
Value at end of period                                                  $15.68                $15.09                 $14.80
Number of accumulation units outstanding at end of period               30,126                 8,678                 38,934
GCG TRUST -- MFS RESEARCH SERIES
Value at beginning of period                                            $22.03                $21.58                 $21.36
Value at end of period                                                  $18.20                $17.82                 $17.63
Number of accumulation units outstanding at end of period                1,403                 2,107                     64
GCG TRUST -- MFS TOTAL RETURN SERIES
Value at beginning of period                                            $20.50                $20.08                 $19.87
Value at end of period                                                  $19.40                $18.99                 $18.79
Number of accumulation units outstanding at end of period               16,987                14,672                  5,561

121908-SDVA                            8                             March 2002

                                                                      TABLE IV               TABLE V               TABLE VI
                                                                1.45% TOTAL CHARGES    1.75% TOTAL CHARGES   1.90% TOTAL CHARGES
                                                                -------------------    -------------------   -------------------
GCG TRUST -- PIMCO CORE BOND SERIES
Value at beginning of period                                            $11.40                $11.17                 $11.05
Value at end of period                                                  $11.90                $11.65                 $11.52
Number of accumulation units outstanding at end of period               38,207                45,272                 10,421
ING GET FUND
Value at beginning of period                                            $10.00                $10.00                 $10.00
Value at end of period                                                  $10.04                $10.04                 $10.03
Number of accumulation units outstanding at end of period            1,214,061               759,882                516,611
INVESCO VIS--FINANCIAL SERVICES FUND
Value at beginning of period                                            $10.00                $10.00                 $10.00
Value at end of period                                                 $  8.73               $  8.73                $  8.72
Number of accumulation units outstanding at end of period                3,356                 1,503                  3,589
INVESCO VIS--HEALTH SCIENCES FUND
Value at beginning of period                                            $10.00                $10.00                 $10.00
Value at end of period                                                 $  9.73               $  9.72                $  9.72
Number of accumulation units outstanding at end of period                2,993                 7,179                 22,415
INVESCO VIS--UTILITIES FUND
Value at beginning of period                                            $10.00                $10.00                 $10.00
Value at end of period                                                 $  7.88               $  7.88                $  7.87
Number of accumulation units outstanding at end of period                    0                   318                  4,981
JANUS ASPEN--WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                                            $10.00                $10.00                 $10.00
Value at end of period                                                 $  8.34               $  8.34                $  8.33
Number of accumulation units outstanding at end of period               17,529                 4,021                  7,383
PILGRIM VIT WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                                             $7.52                 $7.49                  $7.48
Value at end of period                                                   $6.35                 $6.32                  $6.31
Number of accumulation units outstanding at end of period                1,621                 3,192                    184
PILGRIM VP CONVERTIBLE PORTFOLIO
Value at beginning of period                                            $10.00                $10.00                 $10.00
Value at end of period                                                 $  9.82               $  9.81                $  9.81
Number of accumulation units outstanding at end of period                1,454                    78                      0
PILGRIM VP GROWTH AND INCOME PORTFOLIO
Value at beginning of period                                            $10.00                $10.00                 $10.00
Value at end of period                                                 $  9.46               $  9.45                $  9.45
Number of accumulation units outstanding at end of period                   63                 2,323                      0
PILGRIM VP LARGECAP GROWTH PORTFOLIO
Value at beginning of period                                            $10.00                $10.00                 $10.00
Value at end of period                                                 $  8.65               $  8.65                $  8.64
Number of accumulation units outstanding at end of period               13,954                 2,433                      0
PILGRIM VP MAGNACAP PORTFOLIO
Value at beginning of period                                            $ 9.61                $ 9.60                 $ 9.60
Value at end of period                                                 $  8.60               $  8.59                $  8.59
Number of accumulation units outstanding at end of period                   86                     0                      0
PIMCO VI HIGH YIELD BOND PORTFOLIO
Value at beginning of period                                             $9.91                 $9.81                  $9.76
Value at end of period                                                   $9.66                 $9.56                  $9.51
Number of accumulation units outstanding at end of period                6,606                   912                  2,321
PIONEER FUND VCT PORTFOLIO
Value at beginning of period                                            $10.00                $10.00                 $10.00
Value at end of period                                                 $  8.62               $  8.61                $  8.61
Number of accumulation units outstanding at end of period                  513                 1,234                  4,340
PIONEER SMALL COMPANY VCT PORTFOLIO
Value at beginning of period                                            $10.00                $10.00                 $10.00
Value at end of period                                                 $  8.30               $  8.29                $  8.29
Number of accumulation units outstanding at end of period               13,288                17,318                 10,527
PPI  MFS CAPITAL OPPORTUNITIES PORTFOLIO
Value at beginning of period                                            $10.00                $10.00                 $10.00
Value at end of period                                                 $  7.53               $  7.52                $  7.52
Number of accumulation units outstanding at end of period                6,212                 8,173                    283
PRUDENTIAL JENNISON PORTFOLIO
Value at beginning of period                                             $6.56                 $6.54                  $6.52
Value at end of period                                                   $5.40                 $5.37                  $5.36
Number of accumulation units outstanding at end of period                    0                 7,723                  1,263
PRUDENTIAL SP JENNISON INTERNATIONAL GROWTH PORTFOLIO
Value at beginning of period                                             $5.97                 $5.96                  $5.95
Value at end of period                                                   $5.02                 $5.00                  $4.99
Number of accumulation units outstanding at end of period                    0                     0                    466
PUTNAM GROWTH AND INCOME FUND
Value at beginning of period                                            $10.00                $10.00                 $10.00
Value at end of period                                                 $  8.92               $  8.92                $  8.91
Number of accumulation units outstanding at end of period                6,306                 3,748                    349

121908-SDVA                             9                             March 2002

                                                                      TABLE IV               TABLE V               TABLE VI
                                                                1.45% TOTAL CHARGES    1.75% TOTAL CHARGES   1.90% TOTAL CHARGES
                                                                -------------------    -------------------   -------------------
PUTNAM INTERNATIONAL GROWTH AND INCOME FUND
Value at beginning of period                                            $10.00                $10.00                 $10.00
Value at end of period                                                 $  8.79               $  8.78                $  8.78
Number of accumulation units outstanding at end of period                8,564                   673                  7,566
PUTNAM VOYAGER FUND II
Value at beginning of period                                            $10.00                $10.00                 $10.00
Value at end of period                                                 $  7.18               $  7.17                $  7.17
Number of accumulation units outstanding at end of period               15,152                 1,379                  1,318





121908-SDVA                             10                           March 2002